Retirement benefits - Actuarial assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	4.69%	5.17%
Future compensation rate increase, benefit obligations	3.62%	3.53%
Discount rate, benefit expense	5.17%	3.03%
Future compensation rate increase, benefit expense	3.53%	3.60%
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	4.69%	5.10%
Discount rate, benefit expense	5.10%	3.08%